Income taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income taxes
13.	Income taxes

The Company recognized current income tax expense of $677,900 for the year ended December 31, 2018 (2017 – recovery of $9,392,836; 2016 – expense of $501,315).and a deferred income tax expense of $218,976 for the year ended December 31, 2018 (2017 – expense of $333,187; 2016 – recovery of $331,095).

As at December 31, 2018 and 2017, deferred tax assets and liabilities have been recognized with respect to the following items:

As at December 31	2018	2017
Deferred tax assets
Non-capital loss carryforwards	$127,176	$326,108
Total deferred tax assets	$127,176	$326,108

As at December 31, 2018 and 2017, Canadian deferred tax assets have not been recognized with respect to the following table. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2018	2017
Deferred tax assets
Scientific research and experimental development	$3,237,000	$3,574,000
Holdback receivable	199,000	-
Other	159,000	315,000
Total deferred tax assets	$3,595,000	$3,889,000

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net income before discontinued operations for the years ended December 31, 2018, 2017 and 2016 to the income tax expense is as follows:

Year ended December 31	2018	2017	2016
Income (loss) for the year
Canadian	$3,439,883	$(2,178,334)	$(4,012,706)
Foreign	1,382,632	4,615,378	7,807,249
	$4,822,515	$2,437,044	$3,794,543

Year ended December 31	2018	2017	2016
Canadian federal and provincial income taxes at 27% (2017 – 27%; 2016 – 27%)	$(1,302,000)	$(658,000)	$(1,025,000)
Permanent differences and other items	26,000	(335,000)	(758,000)
Foreign tax rate in foreign jurisdictions	85,000	656,000	2,159,000
Change in unrecognized deferred tax assets	294,000	9,397,000	(546,000)
	$(897,000)	$9,060,000	$(170,000)

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (2.50%), Mauritius (15.00%), Ireland (12.50%) and the United States (21.00%) that is applicable to income or losses incurred by the Company's subsidiaries.

At December 31, 2018, the Company has the following Barbados losses available for application in future years:

2019	$2,478,000
2020	1,271,000
2022	1,339,000
$5,088,000